SCHEDULE OF DETAILED INFORMATION ABOUT ACQUISITIONS OF BUSINESS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Balance at December 31, 2022	$ 10,262
Balance at December 31, 2023	8,993	$ 10,262
Realty Crunch In [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2022	602
Balance at December 31, 2023	602	602
Expetitle [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2022	8,393
Balance at December 31, 2023	7,670	8,393
Lemon Brew [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2022	1,267
Balance at December 31, 2023	721	1,267
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2022	10,262	602
Additions		9,660
Impairment	(723)
Adjustments	(546)
Balance at December 31, 2023	8,993	10,262
Gross carrying amount [member] | Realty Crunch In [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2022	602	602
Additions
Impairment
Adjustments
Balance at December 31, 2023	602	602
Gross carrying amount [member] | Expetitle [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2022	8,393
Additions		8,393
Impairment	(723)
Adjustments
Balance at December 31, 2023	7,670	8,393
Gross carrying amount [member] | Lemon Brew [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2022	1,267
Additions		1,267
Impairment
Adjustments	(546)
Balance at December 31, 2023	$ 721	$ 1,267